Commitments, contingencies and guarantees - Maturity Information on Derivative Contracts and Standby Letters of Credit and Other Guarantees (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 7,961,476	¥ 5,155,198
Maximum potential payout /Notional total	[1],[2]	253,243,082	195,466,506
Derivative contracts [Member] | Less than 1 year,Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		92,239,350
Derivative contracts [Member] | 1 to 3 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		76,301,785
Derivative contracts [Member] | 3 to 5 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		22,716,918
Derivative contracts [Member] | More than 5 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		61,985,029
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]	291	276
Maximum potential payout /Notional total	[3]	9,494	¥ 11,509
Standby letters of credit and other guarantees [Member] | Less than 1 year,Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		13
Standby letters of credit and other guarantees [Member] | 1 to 3 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		¥ 8
Standby letters of credit and other guarantees [Member] | 3 to 5 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total
Standby letters of credit and other guarantees [Member] | More than 5 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		¥ 9,473

[1]	Credit derivatives are disclosed in Note 3 "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2014 and March 31, 2015 was \6,487 million and \7,041 million, respectively.